                                           REGISTRATION NOS. 333-83716/811-4001
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                            [X]

                        POST-EFFECTIVE AMENDMENT NO. 7

                                                                            [X]
                                    AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                               AMENDMENT NO. 107

                                                                            [X]

                               -----------------

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                          (EXACT NAME OF REGISTRANT)

                      METROPOLITAN LIFE INSURANCE COMPANY
                           (EXACT NAME OF DEPOSITOR)

                   200 PARK AVENUE, NEW YORK, NEW YORK 10166
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                                (212) 578-9414
              (DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               -----------------

                            JAMES L. LIPSCOMB, ESQ.
                 EXECUTIVE VICE-PRESIDENT AND GENERAL COUNSEL
                      METROPOLITAN LIFE INSURANCE COMPANY
                                200 PARK AVENUE
                           NEW YORK, NEW YORK 10166
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

                                  COPIES TO:
                             DIANE E. AMBLER, ESQ.
                KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
                              1601 K STREET, N.W.
                            WASHINGTON, D.C. 20006

                               -----------------

IT IS PROPOSED THAT THE FILING WILL BECOME EFFECTIVE:
   [_] immediately upon filing pursuant to paragraph (b) of Rule 485

   [_] on April 30, 2007 pursuant to paragraph (b) of Rule 485
   [X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

   [_] on (date) pursuant to paragraph (a)(1) of Rule 485
   [_] on the seventy-fifth day after filing pursuant to paragraph (a)(2) of
       Rule 485
   [_] on (date) pursuant to paragraph (a)(2) of Rule 485

================================================================================

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                                   FORM N-4
                                     UNDER
       THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940

                             CROSS REFERENCE SHEET
                           (PURSUANT TO RULE 481(A))

Form N-4
Item No.                                                  Prospectus Heading
--------                                                  ------------------
   1.    Cover Page............... Cover Page

   2.    Definitions.............. Important Terms You Should Know

   3.    Synopsis................. Table of Expenses

   4.    Condensed Financial       General Information--Performance; General Information--
         Information..............   Financial Statements

   5.    General Description of    MetLife; Metropolitan Life Separate Account E; Your Investment
         Registrant, Depositor,      Choices; General Information--Voting Rights
         and Portfolio Companies..

   6.    Deductions and Expenses.. Table of Expenses; Deferred Annuities--Charges; Deferred
                                     Annuities--Withdrawal Charges; Deferred Annuities--
                                     Premium and Other Taxes; Income Options--Charges;
                                     General Information--Who Sells the Deferred Annuities;
                                     Appendix--Premium Tax Table

   7.    General Description of    Variable Annuities; Replacement of Annuity Contracts; Classes of
         Variable Annuity            the Deferred Annuity; Deferred Annuities--Purchase
         Contracts................   Payments (Allocation of Purchase Payments and Limits on
                                     Purchase Payments); Deferred Annuities--Transfer Privilege;
                                     General Information--Administration (Purchase Payments/
                                     Confirming Transactions/Transactions by Telephone or
                                     Internet/Processing Transactions/Changes to Your Deferred
                                     Annuity/When We Can Cancel Your Deferred Annuity/After
                                     Your Death/Third Party Requests)

   8.    Annuity Period........... Important Terms You Should Know; Deferred Annuities--Pay-
                                     Out Options (or Income Options); Income Payment Types/The
                                     Value of Your Income Payments/Reallocation Privilege;
                                     Optional Benefits--Guaranteed Minimum Income Benefit

   9.    Death Benefit............ Deferred Annuities--Death Benefit--Generally; Standard
                                     Death Benefit; Optional Benefits

  10.    Purchases and Annuity     MetLife; Metropolitan Life Separate Account E; Deferred
         Values...................   Annuities--Purchase Payments (Allocation of Purchase
                                     Payments and Limits on Purchase Payments); The Value of
                                     Your Investment; Pay-out Options (or Income Options);
                                     Allocation; The Value of Your Income Payments; General
                                     Information--Administration (Purchase Payments)

  11.    Redemptions.............. Deferred Annuities--Access to Your Money (Systematic
                                     Withdrawal Program and Minimum Distribution); Deferred
                                     Annuities--Withdrawal Charges (When No Withdrawal
                                     Charge Applies); When No Withdrawal Charge Applies to the
                                     eBonus Class; General Information--When We Can Cancel
                                     Your Deferred Annuity; General Information--Valuation--
                                     Suspension of Payment

  12.    Taxes.................... Income Taxes

Form N-4
Item No.                                                Prospectus Heading
--------                                                ------------------
  13.    Legal Proceedings........ Legal Proceedings

  14.    Table of Contents of the  Table of Contents of the Statement of Additional Information
         Statement of Additional
         Information..............

  15.    Cover Page............... Cover Page

  16.    Table of Contents........ Table of Contents

  17.    General Information and   Not Applicable
         History..................

  18.    Services................. Independent Registered Public Accounting Firm; Services;
                                     Distribution of Certificates and Interests in the Deferred
                                     Annuities

  19.    Purchase of Securities    Not Applicable
         Being Offered............

  20.    Underwriters............. Distribution of Certificates and Interests in the Deferred
                                     Annuities; Withdrawal Charge

  21.    Calculation of            Advertisement of the Separate Account
         Performance Data.........

  22.    Annuity Payments......... Variable Income Payments

  23.    Financial Statements..... Financial Statements of the Separate Account; Financial
                                     Statements of MetLife

The purpose of this amendment is to provide supplemental disclosure to describe the lifetime withdrawal guarantee benefit.

It is not intended that this filing supersede the prospectus and statement of additional information included in Post-Effective Amendment No. 6 to this Registration Statement, filed on April 18, 2007.

                     METROPOLITAN LIFE SEPARATE ACCOUNT E
                 FINANCIAL FREEDOM SELECT (R) VARIABLE ANNUITY
                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED JUNE 25, 2007
                                      TO
                        PROSPECTUS DATED APRIL 30, 2007

Effective for Contracts for which we receive applications and initial purchase payments (or, for Contracts being purchased pursuant to trustee to trustee transfer or rollover permitted under the Internal Revenue Code of 1986, as
amended, applications and transfer paperwork) on or after       , 2007, this
supplement adds the Lifetime Withdrawal Guarantee Benefit ("Lifetime Withdrawal Guarantee Benefit"), which may be added by rider in states where approved, to Financial Freedom Select Variable Annuity Contracts issued by Metropolitan Life Insurance Company.

This supplement provides information in addition to that contained in the Prospectus dated April 30, 2007 for the Contract. It should be read in its entirety and kept together with your Prospectus for a future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

Description of the Lifetime Withdrawal Guarantee Benefit

Effective       , 2007, the Prospectus for the Contracts is revised as follows:

1. Table of Expenses

  a. Insert the following after the Optional Guaranteed Minimum Income Benefit, charge on page 8:

             Optional Lifetime
             Withdrawal Guarantee
             Benefit                    Maximum Guaranteed
                                        Charge: 0.95%
                                        Current Charge: 0.50%

  b. Insert the following as the last footnote to the second table on page 8 (B, C and L Class) and on page 9 (e and e Bonus Class):

    The charge for the Lifetime Withdrawal Guarantee Benefit is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus, and is deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account balance and Separate Account balance. (We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance.) You do not pay this charge once you are in the payout phase of your Contract or after your rider terminates. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to then current charge, but no more than a maximum of 0.95%. (See Lifetime Withdrawal Guarantee Benefit for more information.)

2. Delete the third sentence in the second paragraph of "Metropolitan Life Separate Account E" on page 16 and substitute the following:

  Any such amount under the Optional Annual Step-Up Death Benefit, Guaranteed Minimum Income Benefit and Lifetime Withdrawal Guarantee Benefit that exceeds the assets in the Separate Account are also paid from our general account.

3. Insert the following after "Guaranteed Minimum Income Benefit" on page 17 (e and e Bonus Class) and page 18 (B, C and L Class):

 .  Lifetime Withdrawal Guarantee Benefit.

4. Automated Investment Strategies

  a. Insert the following sentence as the fifth sentence in the first paragraph on page 24:

    The Index Selector is not available with a Deferred Annuity with the Optional Lifetime Withdrawal Guarantee Benefit.

  b. Insert the following sentence as the second paragraph to the description of the Index Selector on page 25:

    The Index Selector is not available with a Deferred Annuity with the Optional Lifetime Withdrawal Guarantee Benefit.

5. Charges

Add the following paragraph after "Optional Guaranteed Minimum Income Benefit" on page 32:

OPTIONAL LIFETIME WITHDRAWAL GUARANTEE BENEFIT

The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.50% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

6. Optional Benefits

Insert the following as the second sentence on page 36:

  In limited circumstances, the Lifetime Withdrawal Guarantee Benefit may be cancelled.

7. Insert the following description of the Lifetime Withdrawal Guarantee Benefit after the end of the description of the Guaranteed Minimum Income Benefit on page 43:

LIFETIME WITHDRAWAL GUARANTEE BENEFIT

In states where approved, we offer the Lifetime Withdrawal Guarantee Benefit for TSA, SEP and SIMPLE IRA Deferred Annuities. The Lifetime Withdrawal Guarantee Benefit does not establish or guarantee an Account Balance or minimum return for any investment division. The Remaining Guaranteed Withdrawal Amount and Total Guaranteed Withdrawal Amount are not available for withdrawal. Contract withdrawal charges may apply to your withdrawals. Ordinary income taxes apply to withdrawals under this benefit and an additional 10% penalty tax may apply if you are under age 59 1/2. Consult your own tax advisor to determine if an exception to the 10% penalty tax applies. You may not have this benefit and the Guaranteed Minimum Income Benefit in effect at the same time. You should carefully consider if the Lifetime Withdrawal Guarantee Benefit is best for you. Here are some of the key features of the Lifetime Withdrawal Guarantee Benefit.

   . Guaranteed Payments for Life. So long as you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee Benefit guarantees that we will make payments to you over your lifetime, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance decline to zero.

   . Automatic Annual Step-Ups. The Lifetime Withdrawal Guarantee Benefit provides automatic step-ups on each Contract Anniversary prior to the owner's 86th birthday (and offers the owner the ability to opt out of the step-ups if the charge for this optional benefit should increase). Each of the Automatic Step-Ups will occur only prior to the owner's 86th birthday.

   . Withdrawal Rates. The Lifetime Withdrawal Guarantee Benefit uses a 5% withdrawal rate to determine the Annual Benefit Payment.

   . Cancellation. The Lifetime Withdrawal Guarantee Benefit provides the ability to cancel the rider every five Contract Years for the first fifteen Contract Years and annually thereafter within 30 days following the eligible Contract Anniversary.

   . Allocation Restrictions. If you elect the Lifetime Withdrawal Guarantee Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account, and certain investment divisions (as described below).

In considering whether to purchase the Lifetime Withdrawal Guarantee Benefit, you must consider your desire for protection and the cost of the benefit with the possibility that had you not purchased the benefit, your Account Balance may be higher. In considering the benefit of the lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit, the Lifetime Withdrawal Guarantee Benefit, however, does not assure that you will receive strong, let alone any, return on your investments.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee Benefit is in effect. We assess the Lifetime Withdrawal Guarantee Benefit charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment, without taking into account any purchase payment credits (i.e., credit or bonus payments). The Total Guaranteed Withdrawal Amount is increased by additional purchase payments (up to a maximum benefit amount of $5,000,000). If, however, a withdrawal results in cumulative withdrawals for the current Contract Year that exceed the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced by an amount equal to the difference between the Total Guaranteed Withdrawal Amount and the Account Balance after the withdrawal (if such Account Balance is lower than the Total Guaranteed Withdrawal Amount).

5% COMPOUNDING INCOME AMOUNT. On each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or (b) the tenth Contract Anniversary, the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount are increased by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum benefit amount of $5,000,000). The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The Remaining Guaranteed Withdrawal Amount is calculated in the same manner as the Total Guaranteed Withdrawal Amount, with the exception that all withdrawals (including applicable withdrawal charges) reduce the Remaining Guaranteed Withdrawal Amount, not just withdrawals that exceed the Annual Benefit Payment (as with the Total Guaranteed Withdrawal Amount). The Remaining Guaranteed Withdrawal Amount is also increased by the 5% Compounding Income Amount, as described above.

TAKING YOUR FIRST WITHDRAWAL.

   . If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero.

   .  If you take your first withdrawal on or after the date you reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life, even if your Remaining Guaranteed Withdrawal Amount and/or Account Balance declines to zero.

You should carefully consider when to begin taking withdrawals if you have elected the Lifetime Withdrawal Guarantee Benefit. If you begin withdrawals too soon, your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount are no longer increased by the 5% annual compounding increase. On the other hand, if you delay taking withdrawals for too long, you may limit the number of payments you receive while you are alive (due to life expectancy), while your beneficiaries, however, will receive the Remaining Guaranteed Withdrawal Amount over time.

At any time during the pay-in phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee Benefit. This may provide higher income amounts and/or different tax treatment than the payments received under the Lifetime Withdrawal Guarantee Benefit.

EFFECT OF OUTSTANDING LOANS ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND REMAINING GUARANTEED WITHDRAWAL AMOUNT. If there is an outstanding loan balance (including loans in default which we cannot offset or collect due to tax restrictions), any additional withdrawals will be treated as withdrawals in excess of the Annual Benefit Payment. In that event, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

In the event an outstanding loan balance is in default and we can withdraw the defaulted amount from your Account Balance, if the amount of the default does not exceed the Annual Benefit Payment, then the Total Guaranteed Withdrawal Amount will not be decreased. If the amount of the default exceeds the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be reduced. The reduction will be equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Total Guaranteed Withdrawal Amount, no reduction will be made.

Also, an additional reduction will be made to the Remaining Guaranteed Withdrawal Amount. This additional reduction will be equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal. If the Account Balance after the withdrawal and minus any loan in default is higher than the Remaining Guaranteed Withdrawal Amount, no reduction will be made.

ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 5% compounding amount, the Automatic Annual Step-Up, or withdrawals greater than the Annual Benefit Payment), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate.

It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment. If a withdrawal from your Contract does result in annual withdrawals during a Contract Year exceeding the Annual Benefit Payment, the Total Guaranteed Withdrawal Amount will be recalculated and the Annual Benefit Payment will be reduced to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate. In addition, as noted above, if a withdrawal results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, the Remaining Guaranteed Withdrawal Amount will also be reduced by an additional amount equal to the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the account value after the withdrawal (if such account value is lower than the Remaining Guaranteed Withdrawal Amount). These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, since your Annual Benefit Payment is 5% of your Remaining Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 7% the next year without exceeding your Annual Benefit Payment in the second year.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount immediately before the Step-Up (and provided that you have not chosen to decline the Step-Up as described below).

The Automatic Annual Step-Up will:

   . reset the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the Step-Up, up to a maximum of $5,000,000.

   . reset the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up, and

   . reset the Lifetime Withdrawal Guarantee Benefit charge to the then current charge, up to a maximum of 0.95% for the same optional benefit.

In the event that the charge applicable to Contract purchases at the time of the Step-Up is higher than your current Lifetime Withdrawal Guarantee Benefit charge, you will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in writing at our Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary.

Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing at our Administrative Office that you wish to reinstate the Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-up may be of limited benefit if you intend to make purchase payments that would cause your Account Balance to approach $5,000,000 because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.

REQUIRED MINIMUM DISTRIBUTIONS. You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. After the first Contract Year, we will increase your Annual Benefit Payment to equal your required minimum distribution amount for that year, if such amounts are greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If you elect the Lifetime Withdrawal Guarantee Benefit, you are limited to allocating your purchase payments and Account Balance among the Fixed Interest Account and the following investment divisions:

1. MetLife Conservative Allocation Investment Division

2. MetLife Conservative to Moderate Allocation Investment Division

3. MetLife Moderate Allocation Investment Division

4. MetLife Moderate to Aggressive Allocation Investment Division

CANCELLATION. You may elect to cancel the Lifetime Withdrawal Guarantee Benefit every fifth Contract Anniversary for the first fifteen Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on the day we receive your request. If cancelled, the Lifetime Withdrawal Guarantee Benefit will terminate, we will no longer deduct the Lifetime Withdrawal Guarantee Benefit charge, and the allocation restrictions described above will no longer apply. The contract, however, will continue.

TERMINATION. The Lifetime Withdrawal Guarantee Benefit will terminate upon the earliest of:

1. The date of a full withdrawal of the Account Balance (A pro rata portion of the annual charge will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

2. The date the Account Balance is applied to a pay-out option (A pro-rata portion of the annual charge for this rider will apply);

3. When your Account Balance is not sufficient to pay the charge for this benefit (whatever is available to pay the annual charge for the rider will apply; you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met);

4. The date a defaulted loan balance, once offset, causes the Account Balance to reduce to zero;

5. The Contract Owner dies;

6. There is a change in contract owner, for any reason, unless we agree otherwise (A pro-rata portion of the annual charge for this rider will apply);

7. The Deferred Annuity is terminated (A pro-rata portion of the annual charge for this rider will apply) or;

8. Cancellation of this benefit.

The Lifetime Withdrawal Guarantee Benefit may affect the death benefit available under your Contract. If the Owner should die while the Lifetime Withdrawal Guarantee Benefit is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee Benefit that can be taken in a lump sum. The Lifetime Withdrawal Guarantee Benefit death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals and any outstanding loan balance. If this death benefit amount is greater than the death benefit provided by your Contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. This death benefit will be paid instead of the applicable contractual death benefit (the basic death benefit, the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee Benefit as described above, or the Annual Step-up Death Benefit, if that benefit had been purchased by the owner). Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your beneficiary dies while such payments are made, we will continue making the payments to the beneficiary's estate unless we have agreed to another payee in writing. Federal income tax law generally requires that such payments be substantially equal and begin over a period no longer than the beneficiary's remaining life expectancy with payments beginning no later than the end of the calendar year immediately following the year of your death.

We reserve the right to accelerate any payment that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirement). If you terminate the Lifetime Withdrawal Guarantee Benefit because (1) you make a total withdrawal of your Account Balance;
(2) your Account Balance is insufficient to pay the Lifetime Withdrawal Guarantee Benefit charge; or (3) the contract owner dies, you may not make additional purchase payments under the Contract.

The Lifetime Withdrawal Guarantee Benefit is available for an additional charge of 0.50% of the Total Guaranteed Withdrawal Amount, deducted at the end of each Contract Year by withdrawing amounts on a pro-rata basis from your Fixed Interest Account Balance and Separate Account Balance, after applying any 5% Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary. We take amounts from the Separate Account by canceling accumulation units from your Separate Account balance. If an Automatic Annual Step-Up occurs under a Lifetime Withdrawal Guarantee Benefit, we may increase the Lifetime Withdrawal Guarantee Benefit charge to the then current charge for the same optional benefit, but no more than a maximum of 0.95%. If the Lifetime Withdrawal Guarantee Benefit is in effect, the charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the investment divisions chosen. The examples do not reflect the deduction of fees and charges, withdrawal charges and applicable income taxes and penalties. For purposes of the examples, it is assumed that no loans have been taken.

A. Lifetime Withdrawal Guarantee Benefit

    1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that $5,000 is withdrawn each year, beginning before the contract owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Total Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero.

                                    [CHART]

                    Annual Benefit     Cumulative           Account
                       Payment         Withdrawals          Balance
                    --------------     -----------        -----------
              1        $5,000           $ 5,000           $100,000.00
              2         5,000            10,000             90,250.00
              3         5,000            15,000             80,987.50
              4         5,000            20,000             72,188.13
              5         5,000            25,000             63,828.72
              6         5,000            30,000             55,887.28
              7         5,000            35,000             48,342.92
              8         5,000            40,000             41,175.77
              9         5,000            45,000             34,366.98
             10         5,000            50,000             27,898.63
             11         5,000            55,000             21,753.70
             12         5,000            60,000             15,916.02
             13         5,000            65,000             10,370.22
             14         5,000            70,000              5,101.71
             15         5,000            75,000                 96.62
             16         5,000            80,000                     0
             17         5,000            85,000                     0
             18         5,000            90,000            -13,466.53
             19         5,000            95,000                     0
             20         5,000           100,000                     0




    2. When Withdrawals Do Exceed the Annual Benefit Payment

Assume that a contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Total Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 x 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% x $65,000 = $3,250.

B. Lifetime Withdrawal Guarantee Benefit -- 5% Compounding Amount

Assume that a contract had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 x 5%).

The Total Guaranteed Withdrawal Amount will increase by 5% of the previous year's Total Guaranteed Withdrawal Amount until the earlier of the first withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 x 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $105,000 ($100,000 x 105%), and the Annual Benefit Payment would increase to $5,250 ($105,000 x 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $110,250 ($105,000 x 105%), and the Annual Benefit Payment would increase to $5,513 ($110,250 x 5%).

If the first withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $162,890 (the initial $100,000, increased by 5% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $8,144 ($162,890 x 5%).

               [Lifetime GWB - 5% Compounding Amount CHART]





C. Lifetime Withdrawal Guarantee Benefit -- Automatic Annual Step-Ups and 5% Compounding Amount (No Withdrawals or loans)

Assume that a contract had an initial purchase payment of $100,000. Assume that no withdrawals or loans are taken.

At the first Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $105,000 ($100,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $105,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 x 5%).

At the second Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $115,500 ($110,000 increased by 5%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $115,500 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 x 5%).

Provided that no withdrawals or loans are taken, each year the Total Guaranteed Withdrawal Amount would increase by 5%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $168,852. Assume that during these contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $168,852 to $180,000 and reset the Annual Benefit Payment to $9,000 ($180,000 x 5%).

At the 10th Contract Anniversary, provided that no withdrawals or loans are taken, the Total Guaranteed Withdrawal Amount is increased to $189,000 ($180,000 increased by 5%, compounded annually). Assume the Account Balance is less than $189,000. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 5% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $9,450 ($189,000 x 5%).

LIFETIME WITHDRAWAL GUARANTEE BENEFIT--AUTOMATIC ANNUAL STEP-UPS AND 5% COMPOUNDING AMOUNT (NO WITHDRAWALS OR LOANS)

                                    [CHART]



8. Pay-Out Options (or Income Options)

Delete the last sentence in the first paragraph of this section on page 43 and substitute the following:

Additionally, if you have selected the Guaranteed Minimum Income Benefit or Lifetime Withdrawal Guarantee Benefit, annuitizing your contract terminates the rider and any death benefit provided by the rider.

9. Advertising Performance

a. Delete the two sentences in Change in Accumulation/Annuity Unit Value ("Non-Standard Performance") on page 52 (e and e Bonus Class) and page 53 (B, C and L Class) and substitute the following:

  These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization investment divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of withdrawal charges, the charge for the Guaranteed Minimum Income Benefit and the charge for the Lifetime Withdrawal Guarantee Benefit. Withdrawal charges would reduce performance experience.

b. Delete the fourth sentence in the paragraph describing performance calculations for certain investment strategies on page 53 (e and e Bonus Class) and page 54 (B, C and L Class) and substitute the following:

The information does not assume the charge for the Guaranteed Minimum Income Benefit or Lifetime Withdrawal Guarantee Benefit.

10. Income Taxes

Add as additional paragraphs to the section "Separate Account Charges" on page 61 (e and e Bonus Class ) and page 62 (B, C and L Class):

GUARANTEED WITHDRAWAL BENEFITS If you have purchased the Lifetime Withdrawal Guarantee Benefit, where otherwise made available, note the following:

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31st must be taken into account in addition to the Account Balance of the Contract.

MetLife reserves the right to change its tax reporting practices where we determine that it is not in accordance with IRS guidance (whether formal or informal).

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1600 Division Road         Telephone: (800) 638-7732
             West Warwick, RI 02893

                                     PART II
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

     (A) Financial Statements

          The following financial statements are included in Part B of this Post-Effective Amendment on Form N-4:

          (To be filed by Amendment)

          Metropolitan Life Separate Account E

               Independent Registered Public Accounting Firm's Report

          Financial Statements for the Year Ended December 31, 2005 and December 31, 2006

               Statements of Assets and Liabilities
               Statements of Operations
               Statements of Changes in Net Assets
               Notes to Financial Statements

          Metropolitan Life Insurance Company

               Independent Registered Public Accounting Firm's Report

          Financial Statements for the Years Ended December 31, 2006, 2005 and 2004

               Consolidated Balance Sheets
               Consolidated Statements of Income
               Consolidated Statements of Cash Flow
               Consolidated Statements of Equity
               Notes to Consolidated Financial Statements

     (B) Exhibits

(1)            --Resolution of the Board of Directors of Metropolitan Life
                 establishing Separate Account E.(1)

(2)            --Not applicable.

(3)(a)         --Not applicable.

   (b)         --Form of Metropolitan Life Insurance Company Sales Agreement.(8)

   (b)(i)      --Form of Retail Sales Agreement (MLIDC Retail Sales Agreement
                 7-1-05)(LTC)(10)

   (c)         --Participation Agreement--New England Zenith Fund (3)

   (d)         --Participation Agreement--American Funds Insurance Series (2)

   (e)         --Participation Agreement--Met Investors Series Trust (4)

   (f)         --Participation Agreement--Calvert Variable Series, Inc. (5)

(4)(a)         --Form of Variable Annuity Contract.(6)

(4)(a)(i)      --Backcover to Form of Variable Annuity Contract.(7)

(4)(a)(ii)     --Annual Step-Up Death Benefit Rider to Form of Variable Annuity
                 Contract.(7)

(4)(b)         --Tax Sheltered Annuity Endorsement--Form G.ML-398 (08/02) (6)

(4)(c)         --SEP and SIMPLE IRA Endorsement Form ML-408.2 (09/02) (7)

(4)(d)         --457 Contract with TSA ERISA Endorsements (9)

(4)(e)         --Roth 403(b) Endorsement--Form ML-G-Roth-398 (11/05)(10)

(4)(f)         --Roth 401 Endorsement--Form HL-G-Roth-401 (11/05)(10)

(4)(g)         --Qualified G-Roth 403(b) Tax Sheltereed Annuity Contribution
                 Program Endorsement - Form G-Roth403(b) (3/06)/12/

(4)(h)         --Lifetime Guaranteed Withdrawal Benefit (LGWB) Rider Certificate
                 Schedule (13)

(4)(i)         --SEP and Simple IRA LGWB Rider (13)

(4)(j)         --Tax Sheltered Annuity LGWB Rider (13)

 (5)(a)        --Application Form for the Deferred Annuity, Version 1.(6)

 (5)(b)        --Application Form for the Deferred Annuity, Version 2.(6)

 (5)(c)        --Variable Annuity Application SEP, SIMPLE IRA Version 1
                 MFFSVER1APP-SS(0304)(9)

 (5)(d)        --Variable Annuity Application SEP, SIMPLE IRA Version 2
                 MFFSVER2APP-SS(0304)(9)

 (5)(e)        --Annuity SMART APP Receipt (SEP/SIMPLE IRA) MFFS-ASAR-SS
                 (03/04)(9)

 (6)(a)        --Amended and Restated Charter of Metropolitan Life.
                 (4)

 (6)(b)        --Amended and Restated By-Laws of Metropolitan Life.(11)

 (7)           --Not applicable.

 (8)           --Not applicable.

 (9)           --Opinion and consent of counsel as to the legality of the securities being registered.(6,9)

(10)           --Consent of Independent Registered Public Accounting Firm
                 (To be filed by Amendment)

(11)           --Not applicable.

(12)           --Not applicable.

(13)(a)        --Powers of Attorney.(12)

----------
(1) Filed with Post-Effective Amendment No. 19 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 27, 1996. As incorporated herein by reference.
(2) Filed with Pre-Effective Amendment No. 1 to Registration Statement No. 333-52366/811-4001 for Metropolitan Life Separate Account E on Form N-4 on August 3, 2001. As incorporated herein by reference.
(3) Filed with Post-Effective Amendment No. 10 to Registration Statement No. 33-57320/811-4001 for Metropolitan Life Separate Account UL on Form S-6 on September 18, 2000. As incorporated herein by reference.
(4)  Filed with this Registration Statement on March 5, 2002.
(5) Filed with Post-Effective Amendment No. 22 to Registration Statement No. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on April 30, 1997 as incorporated herein by reference.
(6) Filed with Pre-Effective Amendment No. 1 to this Registration Statement on July 12, 2002.
(7) Filed with Post-Effective Amendment No. 1 to this Registration Statement on April 10, 2003.
(8) Filed with Post-Effective Amendment No. 30 to Registration Statement Nos. 2-90380/811-4001 for Metropolitan Life Separate Account E on Form N-4 on October 22, 2003.
(9) Filed with Post Effective Amendment No. 2 to this Registration Statement on April 21, 2004.
(10) Filed with Post-Effective Amendment No. 5 to this Registration Statement on April 26, 2006

(11) Filed with Registration Statement No. 333-122883/811-4001 for Metropolitan Life Separate Account E on Form N-4 on February 17, 2005.

(12) Filed with Post-Effective Amendment No. 6 to this Registration Statement on April 18, 2007. Power of Attorney for C. Robert Henrikson, Curtis H. Burnette, Burton A. Dole, Jr., Cheryl W. Grise, James R. Houghton, Harry
     P. Kamen, Helene L. Kaplan, John M. Keane, James M. Kilts, Charles M. Leighton, Sylvia M. Mathews, Hugh B. Price, Kenton J. Sicchitano, William
     C. Steere, William J. Wheeler and James J. Prochaska, Jr.

(13) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR.

                                      PRINCIPAL OCCUPATION &                 POSITIONS AND OFFICES
       NAME                              BUSINESS ADDRESS                       WITH DEPOSITOR
       ----                ---------------------------------------------     ---------------------
Sylvia Mathews Burwell ... President,Global Development Program              Director
                           The Bill and Melinda Gates Foundation
                           1551 Eastlake Avenue East
                           Seattle, WA 98102

Burton A. Dole, Jr ....... Retired Chairman,                                 Director
                           Nellcor Puritan Bennett, Inc.
                           Pauma Valley Country Club
                           15835 Pauma Valley Drive
                           Pauma Valley, CA 92061.

Cheryl W. Grise .......... Executive Vice President                          Director
                           Northeast Utilities
                           107 Selden Street
                           Berlin, CT 06037


C. Robert Henrikson....... Chairman, President and Chief                     Chairman, President,
                           Executive Officer                                 Chief Executive Officer
                           MetLife, Inc.                                     and Director
                           and Metropolitan
                           Life Insurance Company,
                           200 Park Avenue
                           New York, NY 10166

James R. Houghton ........ Chairman of the Board                             Director
                           Corning Incorporated,
                           One Riverfront Plaza
                           MP HQ 02 - E6
                           Corning, NY 14831.

R. Glenn Hubbard ......... Dean and Russell L. Carson Professor              Director
                           of Finance and Economics,
                           Graduate School of Business
                           Columbia University
                           Uris Hall, Room 101
                           3022 Broadway
                           New York, NY 10027-6902

Helene L. Kaplan ......... Of Counsel, Skadden, Arps, Slate,                 Director
                           Meagher and Flom, LLP
                           Four Times Square,
                           New York, NY 10036.

John M. Keane ............ General (Retired),                                Director
                           United States Army
                           2020 K Street, N.W.
                           Suite 300
                           Washington, D.C. 20006

James M. Kilts ........... Founding Partner                                  Director
                           Centerview Partners Management, LLC
                           16 School Street
                           Rye, NY 10580



                                      PRINCIPAL OCCUPATION &                 POSITIONS AND OFFICES
       NAME                              BUSINESS ADDRESS                       WITH DEPOSITOR
       ----                ---------------------------------------------     ---------------------
Charles M. Leighton ...... Retired Chairman of the Board and Chief           Director
                           Executive Officer,
                           CML Group, Inc.,
                           U.S. Sailing
                           15 Maritime Drive
                           Portsmouth, RI 02871

Hugh B. Price ............ Senior Fellow,                                     Director
                           Brookings Institution,
                           12 Tenor Drive,
                           New Rochelle, NY 10804

David Satcher ............ Professor of Family Medicine and                  Director
                           Community Health,
                           Director of Center of Excellence on
                           Health Disparity
                           Morehouse School of Medicine
                           720 Westview Drive, SW
                           Suite 238
                           Atlanta, GA 30310-1495

Kenton J. Sicchitano ..... Retired Global Managing Partner                   Director
                           Pricewaterhouse Coopers, LLP
                           25 Phillips Pond Road,
                           Natick, MA 01760

William C. Steere, Jr .... Retired, Chairman of the Board,                   Director
                           Pfizer, Inc.,
                           235 East 42nd Street, 22nd Floor,
                           New York, NY 10017

     Set forth below is a list of the executive officers of Metropolitan Life. The principal business address of each officer of Metropolitan Life is 200 Park Avenue, New York, New York 10166.

   NAME OF OFFICER                    POSITION WITH METROPOLITAN LIFE
   ---------------                    -------------------------------
C. Robert Henrikson ............  Chairman, President and Chief Executive
                                  Officer
William J. Toppeta..............  President, International
William J. Mullaney.............  President, Institutional Business
Lisa M. Weber...................  President, Individual Business
Catherine A. Rein...............  Senior Executive Vice President and Chief
                                  Administrative Officer
James L. Lipscomb...............  Executive Vice President and General Counsel
Steven A. Kandarian.............  Executive Vice President and Chief Investment
                                  Officer
Joseph J. Prochaska.............  Executive Vice President and Chief Accounting
                                  Office
Steven L. Sheinheit.............  Executive Vice President and Chief Information
                                  Officer
William J. Wheeler..............  Executive Vice President and Chief Financial
                                  Officer
Joseph A. Reali.................  Senior Vice President and Tax Director
Timothy L. Journy...............  Senior Vice President and General Auditor
Eric T. Steigerwalt.............  Senior Vice President and Treasurer
Gwenn L. Carr...................  Senior Vice President and Secretary


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     The registrant is a separate account of Metropolitan Life Insurance Company under the New York Insurance law. Under said law the assets allocated to the separate account are the property of Metropolitan Life Insurance Company, which is a wholly-owned subsidiary of MetLife Inc. The following outline indicates those persons who are controlled by or under common control with Metropolitan Life Insurance Company:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of March
31, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99904% is owned by MetLife International Holdings, Inc. and 0.00096% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 91.227896580% is owned by MetLife International Holdings, Inc. and 8.772103054% is owned by MetLife Vida e Previdencia S.A., and 0.000000366% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife International Insurance Ltd. (Bermuda)

      18.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Trustee Pty Limited (Australia)

            d)    MetLife Services (Singapore) PTE Limited (Australia)

      19. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by; Natiloportem Holdings, Inc.

      20. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc., and 94.9999% is owned by MetLife International Holdings Inc.

      21. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a)    Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met
                  AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc., and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      22.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Reinsurance (Bermuda) Ltd. (Bermuda)

            c)    MetLife Direct Co., Ltd. (Japan)

            d)    MetLife Vida e Previdencia S.A. (Brazil)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Dewey Square South, LLC (NY)

      19.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      20.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        21.   Bond Trust Account A (MA)

        22.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company. Metropolitan Asset Management Corporation is a 10% general partner.

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company. Metropolitan Asset Management Corporation is a 16.64% general partner and holds a 9.58% limited partnership interest in MetLife Capital Limited Partnership.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      23.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      24.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52.8% is owned by General American life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv)  RGA Services India Private Limited (India)

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                        (n)   RGA Global Reinsurance Company, Ltd. (Bermuda)

      25.   Corporate Real Estate Holdings, LLC (DE)

      26. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      27.   MetLife Tower Resources Group, Inc. (DE)

      28.   Headland - Pacific Palisades, LLC (CA)

      29. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company.

      30.   Krisman, Inc. (MO)

      31.   Special Multi-Asset Receivables Trust (DE)

      32.   White Oak Royalty Company (OK)

      33.   500 Grant Street GP LLC (DE)

      34. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      35.   MetLife Canada/MetVie Canada (Canada)

      36.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      37.   Euro CL Investments LLC (DE)

      38.   MEX DF Properties, LLC (DE)

      39. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT) 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Pilgrim Investments Schaumberg Windy Point, LLC (DE)

      7.    Pilgrim Investments York Road, LLC (DE)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited, Inc. (UK)

            b) MetLife Pensions Trustees Limited (UK)

            c) MetLife Assurance Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

      2.   MetLife (India) Private Ltd. (India)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting common stock of Omega Reinsurance Corporation, which is 100% of all the stock outstanding as of 12/31/06.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS.

     As of June 30, 2007: Qualified: (To be added by amendment)

ITEM 28. INDEMNIFICATION.

     UNDERTAKING PURSUANT TO RULE 494 (a) (1) UNDER THE SECURITIES ACT OF 1933

     MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' liability policy with a limit of $400 million. The directors and officers of Metropolitan Life Insurance Company ("Metropolitan"), a subsidiary of MetLife, Inc., are also covered under the Financial Institutions Bond as well as under the directors' and Officers' Liability policy. A provision in Metropolitan's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of Metropolitan.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Metropolitan pursuant to the foregoing provisions, or otherwise, Metropolitan has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Metropolitan of expenses incurred or paid by a director, officer or controlling person of Metropolitan in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Metropolitan will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

     (a) MetLife Investors Distribution Company is the principal underwriter of the following investment companies (other than the Registrant):

          Met Investors Series Trust
          MetLife Investors USA Variable Life Account A
          MetLife Investors Variable Annuity Account One
          MetLife Investors Variable Annuity Account Five
          MetLife Investors Variable Life Account One
          MetLife Investors Variable Life Account Five
          First MetLife Investors Variable Annuity Account One
          General American Separate Account Eleven
          General American Separate Acocunt Twenty-Eight
          General American Separate Account Twenty-Nine
          General American Separate Account Two
          Security Equity Separate Account Twenty-Six
          Security Equity Separate Account Twenty-Seven
          MetLife of CT Fund U for Variable Annuities
          MetLife of CT Fund BD for Variable Annuities
          MetLife of CT Fund BD II for Variable Annuities
          MetLife of CT Fund BD III for Variable Annuities
          MetLife of CT Fund BD IV for Variable Annuities
          MetLife of CT Fund ABD for Variable Annuities
          MetLife of CT Fund ABD II for Variable Annuities
          MetLife of CT Separate Account PF for Variable Annuities
          MetLife of CT Separate Account PF II for Variable Annuities MetLife of CT Separate Account QP for Variable Annuities
          MetLife of CT Separate Account QPN for Variable Annuities
          MetLife of CT Separate Account TM for Variable Annuities
          MetLife of CT Separate Account TM II for Variable Annuities MetLife of CT Separate Account Five for Variable Annuities
          MetLife of CT Separate Account Six for Variable Annuities
          MetLife of CT Separate Account Seven for Variable Annuities MetLife of CT Separate Account Eight for Variable Annuities MetLife of CT Separate Account Nine for Variable Annuities
          MetLife of CT Separate Account Ten for Variable Annuities
          MetLife of CT Fund UL for Variable Life Insurance
          MetLife of CT Fund UL II for Variable Life Insurance
          MetLife of CT Fund UL III for Variable Life Insurance
          MetLife of CT Variable Life Insurance Separate Account One
          MetLife of CT Variable Life Insurance Separate Account Two
          MetLife of CT Variable Life Insurance Separate Account Three Metropolitan Life Variable Annuity Separate Account I
          Metropolitan Life Variable Annuity Separate Account II
          MetLife of CT Separate Account Eleven for Variable Annuities MetLife of CT Separate Account Twelve for Variable Annuities MetLife of CT Separate Account Thirteen for Variable Annuities MetLife of CT Separate Account Fourteen for Variable Annuities MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
          MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
          Metropolitan Life Separate Account E
          Metropolitan Life Separate Account UL
          Metropolitan Tower Life Separate Account One
          Metropolitan Tower Life Separate Account Two
          Metropolitan Life Separate Account UL
          Paragon Separate Account A
          Paragon Separate Account B
          Paragon Separate Account C
          Paragon Separate Account D

(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

                                        POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS     UNDERWRITER
-----------------------------------     -----------------------------
Michael K. Farrell                      Director
5 Park Plaza
Suite 1900
Irvine, CA 92614

Craig W. Markham                        Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

William J. Toppeta                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

Paul A. Sylvester                       President, National Sales
10 Park Avenue                          Manager-Annuities & LTC
Morristown, NJ 07962

Elizabeth M. Forget                     Executive Vice President,
Investment                              Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

Paul A. LaPiana                         Executive Vice President,
National                                Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614

Richard C. Pearson                      Executive Vice President,
5 Park Plaza                            General Counsel and Secretary
Suite 1900
Irvine, CA 92614

Peter Gruppuso                          Vice President and Chief
Financial                               Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

Leslie Sutherland                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Broker/Dealers
Long Island City, NY 11101

Edward C. Wilson                        Senior Vice President, Channel
5 Park Plaza                            Head-Wirehouse
Suite 1900
Irvine, CA 92614

Douglas P. Rodgers                      Senior Vice President, Channel Head-LTC
10 Park Avenue, 1st Floor
Morristown, NJ 07962

Curtis Wohlers                          Senior Vice President, Channel
1 MetLife Plaza                         Head-Planners
27-01 Queens Plaza North
Long Island City, NY 11101

Myrna F. Solomon                        Senior Vice President, Channel
501 Boylston Street                     Head-Banks
Boston, MA 02116

Jeffrey A. Barker                       Senior Vice President, Channel
1 MetLife Plaza                         Head-Independent Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Andrew Aiello                           Senior Vice President, Channel
1 MetLife Plaza                         Head-National Accounts
27-01 Queens Plaza North
Long Island City, NY 11101

Jay S. Kaduson                          Senior Vice President
10 Park Avenue
Morristown, NJ 07962

Eric T. Steigerwalt                     Treasurer
27-01 Queens Plaza North
Long Island City, NY 11101

Debora L. Buffington                    Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614

David DeCarlo                           Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paul M. Kos                             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

James R. Fitzpatrick                    Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Deron J. Richens                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Cathy Sturdivant                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Paulina Vakouros                        Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614

Charles M. Deuth                        Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

James Allen                             Assistant Vice President

Leo R. Brown                            Assistant Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

Gregory M. Harrison                     Assistant Vice President
27-01 Queens Plaza North
Long Island City, NY 11101

James W. Koeger                         Assistant Treasurer
13045 Tesson Ferry Road
St. Louis, MO 63128

Jonnie L. Crawford                      Assistant Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Until on or about May 1, 2007, Metropolitan Life Insurance Company was the registrant's principal underwriter. The following information relates to the commissions and other compensation received by Metropolitan Life Insurance Company during the registrant's last fiscal year.

                (1)                             (2)
         ------------------------------------ -------------------------
            Name Of Principal Underwriter         Net Underwriting
         Metropolitan Life Insurance Company  Discounts and Commissions
                                                         N/A

                         (3)                       (4) $227,254.32
         ------------------------------------ -------------------------
              Compensation On Redemption        Brokerage Commissions
                   Or Annuitization
           $508,044.20 (withdrawal charges)

                         (5)
         -------------------------------------
                     Compensation
         $3,817,200.13 (Separate Account charge)

ITEM 30. LOCATION OF ACCOUNT AND RECORDS.


     Metropolitan Life Insurance Company
     200 Park Avenue
     New York, N.Y. 10166


ITEM 31. MANAGEMENT SERVICES.

     Not Applicable

ITEM 32. UNDERTAKINGS.

     (a) The undersigned registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the financial statements in this registration statement are not more than 16 months old for as long as payments under these variable annuity contracts may be accepted.

     (b) The undersigned registrant hereby undertakes to include a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The undersigned registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) The undersigned registrant represents that it is relying on the exemptions form certain provisions of Sections 22(e) and 27 of the Investment Company Act of 1940 provided by Rule 6c-7 under the Act. The registrant further represents that the provisions of paragraph (a) - (d) of Rule 6c-7 have been complied with.

     (e) Metropolitan Life Insurance Company represents that the fees and charges deducted under the Deferred Annuity described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Metropolitan Life Insurance Company under the Deferred Annuity.

     (f) The undersigned registrant represents that for its TSA Deferred Annuities it is relying on the "no-action" position of the Commission staff as contained in its November 7, 1988 letter to the American Council of Life Insurance and has complied with the provisions of numbered paragraphs (1) - (4) of such letter.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of New York, and State of New York on this 25th day of June 2007.

                                       METROPOLITAN LIFE SEPARATE ACCOUNT E
                                       (Registrant)

                                       By: METROPOLITAN LIFE INSURANCE
                                       COMPANY (Depositor)

                                       By:    /s/  PAUL G. CELLUPICA
                                           -----------------------------------
                                                 Paul G. Cellupica
                                           Chief Counsel, Securities Products
                                                   and Regulation

                                       METROPOLITAN LIFE INSURANCE
                                       COMPANY(Depositor)

                                       By:    /s/  PAUL G. CELLUPICA
                                           -----------------------------------
                                                 Paul G. Cellupica
                                           Chief Counsel, Securities Products
                                                   and Regulation

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


          Signature                          Title                   Date
          ---------                          -----                   ----

              *                  Chairman, President, Chief
-----------------------------      Executive Officer and Director

     C. Robert Henrikson

              *                  Executive Vice President and
-----------------------------      Chief Accounting Officer
     Joseph J. Prochaska

              *                  Executive Vice President and
-----------------------------      Chief Financial Officer
     William J. Wheeler

              *                  Director
-----------------------------
    Sylvia Mathews Burwell

              *                  Director
-----------------------------
     Burton A. Dole, Jr.

                                 Director
-----------------------------
       Cheryl W. Grise
                                 Director
-----------------------------
      R. Glenn Hubbard

              *                  Director
-----------------------------
      James R. Houghton

              *                  Director
-----------------------------
       Harry P. Kamen

              *                  Director
-----------------------------
        John M. Keane

              *                  Director
-----------------------------
      Helene L. Kaplan

                                 Director
-----------------------------
         James M. Kilts

              *                  Director
-----------------------------
     Charles M. Leighton

              *                  Director
-----------------------------
        Hugh P. Price
                                 Director
-----------------------------
        David Satcher

              *                  Director
-----------------------------
    Kenton J. Sicchitano

              *                  Director
-----------------------------
   William C. Steere, Jr.

By:    /s/  Myra L. Saul                                         June 25th, 2007
   --------------------------
      *By Myra L. Saul
       Attorney-in-Fact